Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Accounts receivable	$12,613,577	$10,683,202
Less: allowance for credit losses	(2,009,905)	(469,632)
Accounts receivable, net	$10,603,672	$10,213,570

Movements of allowance for accounts receivable are as follows:

	As of September 30, 2025	As of September 30, 2024
Beginning balance	$469,632	$538,169
Additions	1,540,552	50,831
Less: Reversal	(2,402)	(125,565)
Foreign exchange effect	2,123	6,197
Ending balance	$2,009,905	$469,632

As of September 30, 2025 and 2024, the balance of allowance for credit losses was $2,009,905 and $469,632, respectively. As of the date of this report, the subsequent collection of accounts receivable occupied 63.4% of total balance as of September 30, 2025.